CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2014	Sep. 30, 2013
Ordinary share, par value (in dollars per share)	$ 0.01	$ 0.01
Ordinary share, shares authorized	100,000,000	100,000,000
Ordinary share, shares issued	1,405,000	1,405,000
Ordinary share, shares outstanding	1,405,000	1,405,000